Exceptional items (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Exceptional items
Football League pension scheme deficit (note 30)	£ (1,917)
Impairment reversal/(charge)-registrations (note 15)		£ 4,753	£ (6,693)
Compensation paid for loss of office			(8,442)
Total exceptional items	£ (1,917)	£ 4,753	£ (15,135)